License, supply and distribution arrangements (Details Narrative) $ in Thousands, € in Millions	1 Months Ended		3 Months Ended		9 Months Ended
	Jan. 31, 2021 USD ($)	Jan. 31, 2021 EUR (€)	Sep. 30, 2021 USD ($)	Sep. 30, 2020 USD ($)	Sep. 30, 2021 USD ($)	Sep. 30, 2020 USD ($)
IfrsStatementLineItems [Line Items]
Royalty income			$ 20	$ 23	$ 47	$ 47
Supply chain			55	87	139	168
Revenue			602	128	1,787	1,286
License Agreement [Member]
IfrsStatementLineItems [Line Items]
Royalty income			20	23	47	47
Supply chain			44	68
Revenue			44	69	139
Cash payment	$ 1,207
License Agreement [Member] | Euro [Member]
IfrsStatementLineItems [Line Items]
Cash payment | €		€ 1
License Agreement [Member] | Novo Nordisk A/S [Member]
IfrsStatementLineItems [Line Items]
Licensee costs			$ 577	$ 14	3,901	324
Supply chain						153
Revenue					$ 139	$ 150